INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Deferred tax assets and liabilities, net (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	$ 254,629	$ 263,872
Actions for recourse tax receivable	(888)	(1,731)
Total deferred tax liability, net	253,741	262,141
Net deferred tax assets	(2,472)	(1,282)
Net deferred tax liabilities	256,213	263,423
Currency translation adjustments	34
Tax carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(30,407)	(386)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(8,982)	(10,189)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(3,014)	(5,441)
PP&E and Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	213,975	235,347
Cash dividends from foreign companies
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	2,437	2,698
Income tax inflation adjustment effect
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	82,242	45,180
Other deferred tax liabilities (assets), net
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	$ (1,622)	$ (3,337)